Parent Company Only Condensed Financial Information	12 Months Ended
Oct. 31, 2025
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 22 — PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Park Ha Biological Technology Co., Ltd. (“Park Ha Cayman”) was incorporated in the Cayman Islands on October 11, 2022.

The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X, as the restricted net assets of the subsidiaries of Park Ha Cayman exceed 25% of the consolidated net assets of the Company. For purposes of the test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.). The ability of the Company’s Chinese operating subsidiaries to pay dividends may be restricted due to the foreign exchange control policies and availability of cash balances of the Chinese operating subsidiaries. Because substantially all of the Company’s operations are conducted in China and a substantial majority of the Company’s revenues are generated in China, a majority of the Company’s revenue being earned and currency received are denominated in Renminbi (“RMB”). RMB is subject to the exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC exchange control regulations that restrict the Company’s ability to convert RMB into US Dollars.

The condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements, with the only exception being that the parent company accounts for its subsidiaries using the equity method, and are presented as if all the companies existed as of November 1, 2022 and throughout the three-year periods ended October 31, 2025. Refer to the consolidated financial statements and notes presented above for additional information and disclosures with respect to these financial statements.

As of October 31, 2025 and 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stock or guarantees of the Company, except for those that have been separately disclosed in the consolidated financial statements, if any.

Condensed Balance Sheets

	October 31, 2025	October 31, 2024
ASSETS
Current Assets
Cash	2,056,270	—
Other receivables and other current assets	293,333	—
Deffered IPO Cost	—	1,088,400
Total Current Assets	2,349,603	1,088,400
Non-Current Assets	—	—
Investment in subsidiaries and VIEs	3,716,103	1,879,477
Total Non-Current Assets	3,716,103	1,879,477
TOTAL ASSETS	6,065,706	2,967,877

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Accruals and other payables	60,000	—
Intercompany Payable	2,010,851	1,461,792
Total Current Liabilities	2,070,851	1,461,792
TOTAL LIABILITIES	2,070,851	1,461,792
Shareholders’ Equity
Class A Ordinary Shares, $0.001 par value; 12,000,000,000 shares authorized; 296,488 and 119,000 shares issued and outstanding as of October 31, 2025 and 2024, respectively;*	296	119
Class B Ordinary Shares, $0.001 par value; 3,000,000,000 shares authorized; 381,000 shares issued and outstanding as of October 31, 2025 and 2024, respectively*	381	381
Subscription Receivable	—	—
Additional Paid In Capital	28,021,581	1,161,211
Statutory Reserve	217,264	131,962
(Accumulated Deficits) Retained Earning	(24,178,267)	271,788
Accumulated Other Comprehensive Loss	(66,400)	(59,376)
Total Stockholders’ Equity	3,994,855	1,506,085
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	6,065,706	2,967,877

Condensed Statements of Operations

	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023
Operating costs and expenses:
General and administrative expenses	24,840,917	373,892	—
Total operating expenses	24,840,917	—	—
Other income (expense):	—	—	—
Other income	30,002	—	—
Interest income	2,552	—	—
Interest expense	(41)	—	—
Total other income (expenses)	32,513	—	—
Income of subsidiaries and VIEs	443,651	852,453	852,042
Net (loss) income	(24,364,753)	478,561	852,042

	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023
Cash flows from operating activities
Net (loss) income	(24,364,753)	478,561	852,042
Share-based Compensation Expense	24,070,200	—	—
Other non-cash operating expense	150,000	373,892	—
Income of subsidiaries and VIEs	(443,651)	(852,453)	(852,042)
Changes in operating assets and liabilities:
Other receivables and other current assets	(293,333)	—	—
Accruals and other payables	60,000	—	—

Net cash used in operating activities	(821,537)	—	—

Cash flows from investing activities
Pay the investments on behalf of the subsidiary	(1,400,000)	—	—
Loans to the third party	(6,030,001)	—	—
Loans repayment from the third party	6,030,001	—	—
Net cash used in investing activities	(1,400,000)	—	—

Cash flows from financing activities
Proceeds from issuance of shares	4,277,807	—	—
Net cash provided by financing activities	4,277,807	—	—

Net increase in cash	2,056,270	—	—

Effect of exchange rate changes on cash	—	—	—
Cash and cash equivalents– at the beginning of the year	—	—	—
Cash and cash equivalents– at the end of the year	$2,056,270	$—	$—